17. Financial Instruments and Financial Risk Management (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Financial Assets:
Cash and cash equivalents	$ 173,343	[1]	$ 195,601	[1]	$ 387,840	$ 1,400,538
Financial assets	173,343		195,601
Current liabilities	$ 173,170		$ 204,605
Cash and Cash Equivalents
Financial Assets:
Weighted average interest rate	1.26%		1.02%

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.